ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of	As of
	December 31,	June 30,
	2023	2024
	US$	US$

Advance from end users*	397	385
Deposit from customers**	1,404	1,467
Business tax and other taxes payable	129	125
Professional fees and services payable	1,843	766
Promotional events payables	355	351
Legal contingencies***	10,000	10,000
Others	205	107
Accrued expenses and other current liabilities	14,333	13,201

* Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

** Deposit from customers represents deposit payments received by the Group from customers in the data center business.

***Legal contingencies represent the accrual based on the Group’s best estimate for monetary penalties that would be charged by DOJ and SEC for their investigations into the Group. See Note 14 for more details.